Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Revenues, Expenses and Operating Income (Loss) by Market Segment

Revenues, expenses and operating income (loss) by market segment were as follows (in thousands):

	For the Years Ended
	December 31,
	2015	2014
Revenues:
Cosmetic market	$3,503	$3,507
Biomedical market	4,048	3,510
Total revenues	7,551	7,017
Operating expenses:
Therapeutic market	6,234	9,695
Cosmetic market	3,087	3,253
Biomedical market	2,794	2,749
Total operating expenses	12,115	15,697
Operating income (loss):
Therapeutic market	(6,234)	(9,695)
Cosmetic market	416	254
Biomedical market	1,254	761
Total operating loss	$(4,564)	$(8,680)

Summary of Significant Revenues in Following Regions

Significant revenues in the following regions are those that are attributable to the individual country within the region to which the product was shipped (in thousands):

	For the Years Ended
	December 31,
	2015	2014
North America	$6,127	$5,632
Asia	999	943
Europe	388	393
All other regions	37	49
Total	$7,551	$7,017